SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers-current	$ 379,792	$ 4,220,864
Prepayments for property, plant and equipment, recorded in non-current assets	$ 0	$ 416,201